CONCENTRATIONS (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) customer	Mar. 31, 2024 USD ($) customer	Mar. 31, 2023 customer
CHINA
CONCENTRATIONS
Cash deposit with financial institutions | $	$ 3,826,068	$ 5,258,719
HONG KONG
CONCENTRATIONS
Cash deposit with financial institutions | $	828,208
UNITED STATES
CONCENTRATIONS
Cash deposit with financial institutions | $	$ 2,885,258
Accounts receivable | Customer concentration risk
CONCENTRATIONS
Number of customers | customer	1	1
Accounts receivable | Customer concentration risk | Customer one
CONCENTRATIONS
Concentration risk percentage	10.10%	14.00%
Purchase | Supplier concentration risk
CONCENTRATIONS
Number of vendors | customer	2	1	1
Purchase | Supplier concentration risk | Vendor one
CONCENTRATIONS
Concentration risk percentage		12.90%	14.10%
Purchase | Supplier concentration risk | Related Party
CONCENTRATIONS
Number of vendors | customer			1
Purchase | Supplier concentration risk | Related Party | Vendor one
CONCENTRATIONS
Concentration risk percentage			13.30%
Accounts payable | Supplier concentration risk | Vendor one
CONCENTRATIONS
Concentration risk percentage	12.80%	10.80%
Accounts payable | Supplier concentration risk | Two vendors
CONCENTRATIONS
Concentration risk percentage	10.50%